VARIABLE INTEREST ENTITIES - Unconsolidated Entities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unconsolidated Variable Interest Entities
Investment in other associations (in dollars)	$ 124,578	$ 123,686	$ 117,976
Western Fuels Association
Unconsolidated Variable Interest Entities
Investment in other associations (in dollars)		2,275	2,338
Western Fuels Association | Unconsolidated Variable Interest Entity - not primary beneficiary | Investments in other associations
Unconsolidated Variable Interest Entities
Investment in other associations (in dollars)	2,700	2,300
WFW | Unconsolidated Variable Interest Entity - not primary beneficiary | Investments in other associations
Unconsolidated Variable Interest Entities
Investment in other associations (in dollars)		2,300	2,300
Trapper Mining
Unconsolidated Variable Interest Entities
Investment in coal mine		14,072	13,650
Trapper Mining | Unconsolidated Variable Interest Entity - not primary beneficiary | Investments in other associations
Unconsolidated Variable Interest Entities
Investment in coal mine	$ 14,200	$ 14,100	$ 13,700
Western Fuels Association | WFW | Class AA shares
Unconsolidated Variable Interest Entities
Ownership interest held by parent (as a percent)	100.00%	100.00%
Western Fuels Association | WFW | Class BB Shares
Unconsolidated Variable Interest Entities
Ownership interest held by parent (as a percent)	75.00%	75.00%
MBPP
Unconsolidated Variable Interest Entities
Tri-State share (as a percent)	24.13%	24.13%
MBPP | Unconsolidated Variable Interest Entity - not primary beneficiary
Unconsolidated Variable Interest Entities
Tri-State share (as a percent)	24.13%	24.13%
MBPP | Basin Electric Power Cooperative
Unconsolidated Variable Interest Entities
Participating interest (as a percent)		42.27%
MBPP | WFW | Class BB Shares
Unconsolidated Variable Interest Entities
Ownership interest held by noncontrolling interest (as a percent)	25.00%	25.00%
Yampa
Unconsolidated Variable Interest Entities
Tri-State share (as a percent)	24.00%	24.00%
Yampa | Trapper Mining | Unconsolidated Variable Interest Entity - not primary beneficiary
Unconsolidated Variable Interest Entities
Tri-State share (as a percent)	26.57%	26.57%